UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 3, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	99

Form 13F Information Table Value Total:	$147,600	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$1,297
125,900
Sole
None
125,900
ALLTEL CORP COM
020039103
$947
19,634
Sole
None
19,634
AMERICAN EXPRESS CO COM
025816109
$838
20,040
Sole
None
20,040
AMERICAN INTL GROUP COM
026874107
$1,525
27,639
Sole
None
27,639
AOL TIME WARNER INC COM
00184a105
$2,496
155,152
Sole
None
155,152
AT&T CORP COM
001957505
$199
10,358
Sole
None
10,358
BAKER HUGHES INC COM
057224107
$1,210
36,050
Sole
None
36,050
BANKAMERICA CORP NEW COM
060505104
$548
6,933
Sole
None
6,933
BEAZER HOMES USA INC COM
07556Q105
$1,971
23,600
Sole
None
23,600
BIG LOTS INC COM
089302103
$2,464
163,800
Sole
None
163,800
BJS WHOLESALE CLUB INC COM
05548J106
$1,119
74,300
Sole
None
74,300
BRIGHT HORIZON FAMILY COM
109195107
$2,917
86,950
Sole
None
86,950
BRINKER INTL INC COM
109641100
$3,404
94,495
Sole
None
94,495
BRISTOL MYERS SQUIBB COM
110122108
$258
9,490
Sole
None
9,490
BRITISH PETE PLC AMERN SH
055622104
$670
15,952
Sole
None
15,952
CAMDEN PPTY TR SH BEN INT
133131102
$1,976
56,544
Sole
None
56,544
CANADIAN NATL RY CO COM
136375102
$1,313
27,200
Sole
None
27,200
CARDINAL HEALTH
14149Y108
$2,511
39,050
Sole
None
39,050
CATERPILLAR INC DEL COM
149123101
$1,661
29,850
Sole
None
29,850
CENDANT CORP COM
151313103
$3,292
179,669
Sole
None
179,669
CENTEX CORP COM
152312104
$1,361
17,500
Sole
None
17,500
CENTURYTEL INC COM
156700106
$1,415
40,608
Sole
None
40,608
CHEVRONTEXACO CORP COM
166764100
$441
6,106
Sole
None
6,106
CISCO SYS INC COM
17275R102
$2,290
136,410
Sole
None
136,410
CITIGROUP INC COM
172967101
$1,187
27,728
Sole
None
27,728
COMCAST CORP CL A
20030n101
$1,899
62,922
Sole
None
62,922
DELPHI AUTOMOTIVE SYS CORP
COM
247126105
$199
23,092
Sole
None
23,092
DISNEY WALT CO COM
254687106
$2,526
127,875
Sole
None
127,875
DUKE REALTY INVT INC COM
NEW
264411505
$1,413
51,300
Sole
None
51,300
E M C CORP MASS COM
268648102
$225
21,495
Sole
None
21,495
EASTMAN KODAK CO COM
277461109
$1,313
48,020
Sole
None
48,020
EOG RES INC COM
26875P101
$2,002
47,840
Sole
None
47,840
EXXON CORP COM
30231G102
$801
22,293
Sole
None
22,293
FIRSTMERIT CORP COM
337915102
$2,302
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$1,127
33,500
Sole
None
33,500
FRANKLIN RES INC COM
354613101
$1,284
32,875
Sole
None
32,875
GATX CORP COM
361448103
$1,250
76,450
Sole
None
76,450
GENCORP INC COM
368682100
$1,522
171,152
Sole
None
171,152
GENERAL ELEC CO COM
369604103
$2,586
90,181
Sole
None
90,181
GENERAL MTRS CORP CL H
NEW
370442832
$178
13,893
Sole
None
13,893
GENERAL MTRS CORP COM
370442105
$654
18,168
Sole
None
18,168
HALLIBURTON CO COM
406216101
$1,668
72,535
Sole
None
72,535
HARTFORD FINL SVCS COM
416515104
$534
10,600
Sole
None
10,600
HCA-THE HEALTHCARE
COMPANY
404119109
$1,921
59,947
Sole
None
59,947
HEWLETT-PACKARD
428236103
$2,369
111,204
Sole
None
111,204
HILFIGER TOMMY CORP ORD
G8915Z102
$1,179
127,650
Sole
None
127,650
HORACE MANN EDUCTR CP
COM
440327104
$1,395
86,494
Sole
None
86,494
HUFFY CORP COM
444356109
$294
42,000
Sole
None
42,000
INTEL CORP COM
458140100
$2,452
117,807
Sole
None
117,807
INTERNATIONAL BUS MACH
COM
459200101
$330
4,004
Sole
None
4,004
INTL PAPER CO COM
460146103
$271
7,576
Sole
None
7,576
ITT INDS INC IND COM
450911102
$1,689
25,800
Sole
None
25,800
J P MORGAN CHASE & CO COM
46625H100
$993
29,062
Sole
None
29,062
JOHNSON & JOHNSON COM
478160104
$449
8,679
Sole
None
8,679
KENNAMETAL INC COM
489170100
$2,110
62,350
Sole
None
62,350
KIMBERLY CLARK CORP COM
494368103
$332
6,376
Sole
None
6,376
KRAMONT RLTY TR PFD D 9.50%
50075Q305
$253
10,000
Sole
None
10,000
LEHMAN BROS HLDGS INC COM
524908100
$2,976
44,760
Sole
None
44,760
LOEWS CORP COM
540424108
$1,051
22,224
Sole
None
22,224
LUBRIZOL CORP COM
549271104
$821
26,500
Sole
None
26,500
MERCK & CO INC COM
589331107
$3,689
60,929
Sole
None
60,929
MILLS CORP COM
601148109
$734
21,875
Sole
None
21,875
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$327
7,639
Sole
None
7,639
MOTOROLA
620076109
$1,240
131,540
Sole
None
131,540
NATIONAL CITY CORP COM
635405103
$484
14,800
Sole
None
14,800
NATIONAL SEMICONDUCTOR
COM
637640103
$1,902
96,475
Sole
None
96,475
NATIONWIDE FINL SVCS CL A
638612101
$1,554
47,825
Sole
None
47,825
NEWFIELD EXPL CO COM
651290108
$903
24,038
Sole
None
24,038
NORDSON CORP COM
655663102
$1,921
78,450
Sole
None
78,450
NORDSTROM INC
655664100
$2,167
110,990
Sole
None
110,990
NORTHROP GRUMMAN CORP
COM
666807102
$1,943
22,517
Sole
None
22,517
OHIO SVGS FINL CORP COM
677502106
$1,232
237
Sole
None
237
OMNICARE INC COM
681904108
$1,656
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$1,839
153,155
Sole
None
153,155
OWENS & MINOR INC NEW COM
690732102
$3,060
136,904
Sole
None
136,904
PFIZER INC COM
717081103
$547
16,022
Sole
None
16,022
POLYONE CORP COM
73179p106
$212
47,750
Sole
None
47,750
POST PPTYS INC COM
737464107
$305
11,500
Sole
None
11,500
PROCTER & GAMBLE CO COM
742718109
$285
3,200
Sole
None
3,200
PROGRESSIVE CORP OHIO COM
743315103
$8,601
117,654
Sole
None
117,654
QUALITY DINING INC COM
74756P105
$141
56,700
Sole
None
56,700
SBC COMMUNICATIONS INC
COM
78387G103
$1,601
62,681
Sole
None
62,681
SCHLUMBERGER LTD COM
806857108
$2,500
52,550
Sole
None
52,550
SCUDDER NEW ASIA FD COM
811183102
$551
59,250
Sole
None
59,250
SIMON PPTY GROUP NEW COM
828806109
$1,675
42,908
Sole
None
42,908
ST PAUL CO
792860108
$2,456
67,277
Sole
None
67,277
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$2,799
97,897
Sole
None
97,897
STERIS CORP COM
859152100
$2,343
101,452
Sole
None
101,452
TENET HEALTHCARE CORP COM
88033G100
$384
32,960
Sole
None
32,960
TERADYNE INC COM
880770102
$1,332
76,950
Sole
None
76,950
TETRA TECH INC NEW COM
88162G103
$2,179
125,235
Sole
None
125,235
TJX COS INC NEW COM
872540109
$545
28,950
Sole
None
28,950
TRANSOCEAN SEDCO FOREX
INC
g90078109
$1,569
71,436
Sole
None
71,436
UBS AG ORD
H8920M855
$691
12,475
Sole
None
12,475
VERIZON COMMUNICATIONS
COM
92343V104
$1,373
34,804
Sole
None
34,804
WACHOVIA CORP 2ND NEW
COM
929903102
$2,954
73,918
Sole
None
73,918
WAL-MART STORES
931142103
$270
5,035
Sole
None
5,035
WEBSENSE INC COM
947684106
$1,014
64,700
Sole
None
64,700
WILD OATS MARKETS INC COM
96808B107
$2,943
267,509
Sole
None
267,509









$147,600